SCHEDULE OF GRANT DATE FAIR VALUE OF PREFERRED INVESTMENT OPTIONS ISSUED TO INVESTORS (Details)	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		87.96
Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	101.31
Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	122.39
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		4.25
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	3.85
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	4.93
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected terms (years)		4 years 11 months 26 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected terms (years)	1 year 5 months 1 day
Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected terms (years)	5 years